Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

(i)          Lease commitments

              The Group leases various factories and offices under non-cancellable operating lease agreements. Future aggregate minimum payments under non-cancellable operating leases as from the dates indicated are as follows:

	June 30, 2018	December 31, 2017

	(in US$'000)
Not later than 1 year	3,544	3,330
Between 1 to 2 years	2,725	2,875
Between 2 to 3 years	1,232	2,132
Between 3 to 4 years	285	345
Between 4 to 5 years	52	161
Later than 5 years	4	17

Total minimum lease payments	7,842	8,860

(ii)         Capital commitments

              The Group's capital commitments as from the dates indicated are as follows:

	June 30, 2018	December 31, 2017

	(in US$'000)
Property, plant and equipment
Contracted but not provided for	2,248	161

              In addition, the Group has also undertaken to provide the necessary additional funds for NSPL to finance its ongoing operations. The Group does not have any other significant commitments or contingencies.